UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway
	 PO Box 3002
	 East Quogue, NY 11942


Form 13F File Number:   28-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wook Lee
Title: Chief Operating Officer
Phone: (212) 904-0445

Signature, Place, and Date of Signing:

	/s/ Wook Lee	 	New York, NY		8/13/2010
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Second quarter 2010

Form 13F Information Table Entry Total:  	60

Form 13F Information Table Value Total:  	$584,702
					 	(thousands)

List of Other Included Managers: 		NONE

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							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----

ADA ES INC		COM			005208103	$334		62,810		SH		SOLE	NONE	62,810
ADOBE SYS INC		COM			00724F101	$2,622		99,200		SH		SOLE	NONE	99,200
AGRIUM INC		COM			008916108	$1,958		40,000		SH		SOLE	NONE	40,000
ALPHA NATURAL RESOURCES COM			02076X102	$14,593		430,846		SH		SOLE	NONE	430,846
AQUA AMERICA INC	COM			03836W103	$1,786		101,000		SH		SOLE	NONE	101,000
BPZ RESOURCES INC	COM			055639108	$1,409		339,500		SH		SOLE	NONE	339,500
CF INDS HLDGS INC	COM			125269100	$30,596		482,200		SH		SOLE	NONE	482,200
CALGON CARBON CORP	COM			129603106	$530		40,000		SH		SOLE	NONE	40,000
CALPINE CORP		COM NEW			131347304	$763		60,000		SH		SOLE	NONE	60,000
CELGENE CORP		COM			151020104	$10,418		205,000		SH		SOLE	NONE	205,000
CIENA CORP		COM NEW			171779309	$5,033		396,900		SH		SOLE	NONE	396,900
CINEMARK HOLDINGS INC	COM			17243V102	$6,203		471,700		SH		SOLE	NONE	471,700
CISCO SYS INC		COM			17275R102	$4,228		198,400		SH		SOLE	NONE	198,400
CONSOL ENERGY INC	COM			20854P109	$338		10,000		SH		SOLE	NONE	10,000
CONTINENTAL AIRLS INC	CL B			210795308	$45,825		2,082,946	SH		SOLE	NONE	2,082,946
CREE INC		COM			225447101	$6,033		100,500		SH		SOLE	NONE	100,500
CROWN CASTLE INTL CORP	COM			228227104	$2,236		60,000		SH		SOLE	NONE	60,000
DELTA AIR LINES INC DEL	COM NEW			247361702	$25,281		2,151,600	SH		SOLE	NONE	2,151,600
DRAGONWAVE INC		COM			26144M103	$779		130,000		SH		SOLE	NONE	130,000
EQT CORP		COM			26884L109	$1,084		30,000		SH		SOLE	NONE	30,000
ENTERPRISE PRDS PRTNRS 	COM			293792107	$1,769		50,000		SH		SOLE	NONE	50,000
EQUINIX INC		NOTE 2.500% 4/1		29444UAF3	$1,006		1,000,000	PRN		SOLE	NONE	1,000,000
EQUINIX INC		NOTE 3.000%10/1		29444UAG1	$467		500,000		PRN		SOLE	NONE	500,000
EXXON MOBIL CORP	COM			30231G102	$571		10,000		SH		SOLE	NONE	10,000
FINISAR CORP		COM NEW			31787A507	$13,073		877,364		SH		SOLE	NONE	877,364
FINISAR			NOTE 2.500%10/1		31787AAF8	$1,980		2,000,000	PRN		SOLE	NONE	2,000,000
FLOTEK INDS INC DEL	COM			343389102	$814		672,800		SH		SOLE	NONE	672,800
FLOTEK INDS INC DEL	NOTE 5.250% 2/1		343389AA0	$1,122		1,750,000	PRN		SOLE	NONE	1,750,000
FORD MTR CO DEL		COM PAR $0.01		345370860	$42,489		4,215,200	SH		SOLE	NONE	4,215,200
GAFISA S A		SPONS ADR		362607301	$121		10,000		SH		SOLE	NONE	10,000
GOOGLE INC		CL A			38259P508	$44,139		99,200		SH		SOLE	NONE	99,200
HECKMANN CORP		COM			422680108	$464		100,000		SH		SOLE	NONE	100,000
ILLUMINA INC		COM			452327109	$6,608		151,800		SH		SOLE	NONE	151,800
JUNIPER NETWORKS INC	COM			48203R104	$4,525		198,300		SH		SOLE	NONE	198,300
KODIAK OIL & GAS CORP	COM			50015Q100	$239		75,000		SH		SOLE	NONE	75,000
MICRON TECHNOLOGY INC	COM			595112103	$49,352		5,813,000	SH		SOLE	NONE	5,813,000
MICROSOFT CORP		COM			594918104	$17,119		744,000		SH		SOLE	NONE	744,000
MOSAIC CO		COM			61945A107	$585		15,000		SH		SOLE	NONE	15,000
NVIDIA CORP		COM			67066G104	$27,941		2,736,600	SH		SOLE	NONE	2,736,600
NETFLIX INC		COM			64110L106	$1,510		13,900		SH		SOLE	NONE	13,900
NEW YORK TIMES CO	CL A			650111107	$9,900		1,144,500	SH		SOLE	NONE	1,144,500
NUANCE COMMUNICATIONS	COM			67020Y100	$41,207		2,756,310	SH		SOLE	NONE	2,756,310
PETROHAWK ENERGY CORP	COM			716495106	$1,188		70,000		SH		SOLE	NONE	70,000
POTASH CORP SASK INC	COM			73755L107	$431		5,000		SH		SOLE	NONE	5,000
QUANTA SVCS INC		COM			74762E102	$8,292		401,557		SH		SOLE	NONE	401,557
RANGE RES CORP		COM			75281A109	$9,965		248,200		SH		SOLE	NONE	248,200
REGAL ENTMT GROUP	CL A			758766109	$14,218		1,090,300	SH		SOLE	NONE	1,090,300
SBA COMMUNICATIONS CORP	COM			78388J106	$4,955		145,700		SH		SOLE	NONE	145,700
SCOTTS MIRACLE GRO CO	CL A			810186106	$7,794		175,500		SH		SOLE	NONE	175,500
SOUTHWESTERN ENERGY CO	COM			845467109	$11,511		297,900		SH		SOLE	NONE	297,900
SPDR S&P MIDCAP 400 ETF	UTSER1 S&PDCRP		78467Y107	$220		1,700		SH		SOLE	NONE	1,700
SULPHCO INC		COM			865378103	$64		235,018		SH		SOLE	NONE	235,018
TECK RESOURCES LTD	CL B			878742204	$296		10,000		SH		SOLE	NONE	10,000
TESCO CORP		COM			88157K101	$828		67,416		SH		SOLE	NONE	67,416
TEVA PHARMACUTICL INDS	ADR			881624209	$5,599		107,700		SH		SOLE	NONE	107,700
THORATEC CORP		COM NEW			885175307	$1,983		46,400		SH		SOLE	NONE	46,400
UAL CORP		COM NEW			902549807	$43,750		2,127,900	SH		SOLE	NONE	2,127,900
VMWARE INC		CL A COM		928563402	$1,239		19,800		SH		SOLE	NONE	19,800
WALTER ENERGY INC	COM			93317Q105	$42,068		691,341		SH		SOLE	NONE	691,341
WESTPORT INNOVATIONS	COM NEW			960908309	$1,255		80,000		SH		SOLE	NONE	80,000


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